Financial instruments and risk management (Detail) - Commodity Price Risk - Commodity price risk [member] $ in Thousands	Dec. 31, 2017 USD ($) lb oz
Zinc in Zinc Concentrate [Member]
Statement Line Items [Line Items]
Minerals Subject to Final Settlement Quantity (pounds) | lb	62,648,000
Minerals Subject to Final Settlement Weighted Average Foward Price (per pound)	$ 2
Gold [Member]
Statement Line Items [Line Items]
Minerals Subject to Final Settlement Quantity (ounces) | oz	0
Minerals Subject to Final Settlement Weighted Average Foward Price (per ounce)
Silver [Member]
Statement Line Items [Line Items]
Minerals Subject to Final Settlement Quantity (ounces) | oz	38,336
Minerals Subject to Final Settlement Weighted Average Foward Price (per ounce)	$ 17